Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Adagio Medical Inc
Related Party Transactions

Note 16 — Related Party Transactions

Shared Services Agreement

During the six months ended June 30, 2024 and 2023, the Company incurred $0.8 million and $0.6 million, respectively, for finance and accounting services and other general and administrative support services (“Shared Services Agreement”) to Fjord Ventures (“Fjord”), a company owned and operated by the Company’s CEO. The transactions are recorded as selling, general and administrative expenses on the condensed consolidated statements of operations and comprehensive loss.

Laguna Hills Sublease

In addition to the Shared Services Agreement, the Company also sub-leases approximately 4,992 square feet of office and manufacturing space in Laguna Hills, California from Fjord. On March 31, 2024, the sub-lease with Fjord is expired.

During the six months ended June 30, 2024 and 2023, the Company incurred $25.5 thousand and $50.9 thousand of lease expense, respectively, under the sub-lease agreement.

Refer to Note 10  —  Operating Leases for further detail.

October 2022 Convertible Notes

On October 27, 2022, the Company issued a $0.5 million convertible promissory note to Fjordinvest, LLC (“Fjordinvest”), a company owned and operated by the Company’s CEO. On April 4, 2023, November 28, 2023 and February 13, 2024, the October 2022 Convertible Notes were amended. Refer to Note 8  —  Debt for additional information regarding the October 2022 Convertible Notes.

Note 16 — Related Party Transactions

Shared Services Agreement

During the years ended December 31, 2023 and 2022, the Company incurred $1.4 million and $1.1 million, respectively, for finance and accounting services and other general and administrative support services (“Shared Services Agreement”) to Fjord Ventures (“Fjord”), a company owned and operated by the Company’s CEO. The transactions are recorded as selling, general and administrative expenses on the consolidated statements of comprehensive loss.

Laguna Hills Sublease

In addition to the Shared Services Agreement, the Company also sub-leases approximately 4,992 square feet of office and manufacturing space in Laguna Hills, California from Fjord. During the years ended December 31, 2023 and 2022, the Company incurred $0.1 million and $0.1 million of lease expense, respectively, under the sub-lease agreement.

Refer to Note 10  —  Operating Leases for further detail.

October 2022 Convertible Notes

On October 27, 2022, the Company issued a $0.5 million convertible promissory note to Fjordinvest, LLC (“Fjordinvest”), a company owned and operated by the Company’s CEO. On April 4, 2023 and November 28, 2023, the October 2022 Convertible Notes were amended. Refer to Note 8  —  Debt for additional information regarding the October 2022 Convertible Notes.